--------------------------------------------------------------------------------


SHORT TERM                                  600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================






Dear Shareholder:




We are pleased to present the annual report of Short Term Income Fund, Inc. for the year ended August 31, 2001.

The Fund's Money Market Portfolio had 14,338 shareholders and net assets of $1,486,461,692 as of August 31, 2001. The Government Portfolio had 3,772 shareholders and net assets of $702,311,059 as of August 31, 2001.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff




Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 2001

================================================================================


    Face                                                                        Maturity                        Value
   Amount                                                                         Date         Yield          (Note 1)
   ------                                                                         ----         -----           ------
Commercial Paper (35.47%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Asset Securitization Corporation                                09/14/01       3.77%        $  29,959,592
    50,000,000  California PCR Finance Authority (Shell Oil) - Series 1996      09/04/01       3.73            50,000,000
    10,000,000  Caterpillar Financial Services                                  11/19/01       3.41             9,925,828
    20,000,000  Forrestal Funding Master Trust                                  11/09/01       3.57            19,864,300
    46,000,000  GMAC Residential Holding Corp.                                  09/04/01       3.78            45,985,561
    70,000,000  J.P. Morgan Chase & Co.                                         09/04/01       3.70            69,978,417
    20,000,000  Kimberly Clark Corporation                                      10/29/01       3.57            19,885,933
    15,000,000  Lehman Brothers Holdings Inc.                                   09/06/01       5.17            14,989,542
    20,000,000  Long Lane Master Trust IV (a)                                   09/25/01       3.57            19,952,533
    52,250,000  MPF Limited                                                     10/04/01       3.78            52,070,391
     5,000,000  National Rural Utilities Cooperative Finance                    09/10/01       5.19             4,993,712
     7,000,000  Sigma Finance Corporation                                       10/01/01       4.67             6,973,400
    14,913,000  Sigma Finance Corporation                                       02/01/02       3.49            14,695,606
    16,000,000  Sigma Finance Corporation                                       02/19/02       3.45            15,742,360
    20,000,000  Sigma Finance Corporation                                       05/09/02       3.45            19,530,556
    20,000,000  Societe Generale North America                                  02/13/02       3.49            19,685,583
    30,000,000  Societe Generale North America                                  05/02/02       3.59            29,291,250
    18,978,000  Superior Funding Capital Corp.                                  09/05/01       3.70            18,970,219
    25,000,000  Verizon Network Funding                                         09/26/01       3.64            24,937,153
    20,000,000  Verizon Network Funding                                         11/08/01       3.46            19,870,422
    20,000,000  Winston Salem, NC COPS                                          11/09/01       3.54            20,000,000
--------------                                                                                              -------------
   530,141,000  Total Commercial Paper                                                                        527,302,358
--------------                                                                                              -------------

Domestic Certificate of Deposit (1.68%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Harris Trust & Savings Bank                                     12/18/01       3.73%        $  24,999,972
--------------                                                                                              -------------
    25,000,000  Total Domestic Certificate of Deposit                                                          24,999,972
--------------                                                                                              -------------

Eurodollar Certificate of Deposit (1.35%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Abbey National Bank PLC                                         05/09/02       4.10%        $  20,001,333
--------------                                                                                              -------------
    20,000,000  Total Eurodollar Certificate of Deposit                                                        20,001,333
--------------                                                                                              -------------

Letter of Credit Commercial Paper (23.36%)
------------------------------------------------------------------------------------------------------------------------------------
$   40,000,000  Banco de Galicia Y Buenos Aires S.A.
                LOC Bayerische Hypoverinsbank A.G.                              09/24/01       3.63%        $  39,908,000
    70,000,000  Banco Rio de La Plata S.A.
                LOC Banco Santander Central Hispano                             09/19/01       4.60            69,842,500
    30,000,000  Banco Rio de La Plata S.A.
                LOC HSBC Bank U.S.                                              05/21/02       3.50            29,255,483
    30,000,000  Banco Santander Brasil
                LOC Standard Chartered Bank                                     10/17/01       4.36            29,836,317

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                        Maturity                        Value
   Amount                                                                         Date         Yield          (Note 1)
   ------                                                                         ----         -----           ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000   Banco Santander Brasil
                LOC Standard Chartered Bank                                     10/18/01       4.20%        $  24,863,896
   10,000,000   Banco Santander Brasil
                LOC Standard Chartered Bank                                     10/19/01       4.20             9,945,200
   10,000,000   Dean Health System Inc.
                LOC Rabobank Nederland                                          11/14/01       3.59             9,926,822
   15,000,000   HSBC Bank Argentina S.A.
                LOC HSBC Bank U.S.                                              12/17/01       3.67            14,839,500
   25,000,000   HSBC Bank Argentina S.A.
                LOC HSBC Bank U.S.                                              02/19/02       3.46            24,603,333
   10,000,000   Knights Funding II
                LOC Bayerische Hypovereinsbank, A.G.                            10/29/01       3.48             9,944,417
   22,000,000   Louis Dreyfus Corporation
                LOC Credit Agricole                                             09/17/01       3.57            21,965,191
   30,000,000   Pemex Capital, Inc.
                LOC Barclays Bank PLC                                           10/09/01       3.54            29,888,217
   10,000,000   Receivables Capital Corporation
                Insured by AMBAC Indemnity Corp.                                09/06/01       3.67             9,994,903
   10,000,000   Receivables Capital Corporation
                Insured by AMBAC Indemnity Corp.                                11/01/01       3.56             9,940,186
   12,500,000   Vermont Economic Development Authority - Series A
                LOC First Union National Bank                                   10/23/01       3.70            12,500,000
-------------                                                                                               -------------
  349,500,000   Total Letter of Credit Commercial Paper                                                       347,253,965
-------------                                                                                               -------------
Loan Participations (3.03%)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000   Equitable Life Assurance Society With J.P. Morgan Chase (b)     03/20/02       3.61%        $  25,000,000
   20,000,000   Mt. Vernon Phenol Plant Partnership With J.P. Morgan Chase (b)
                Guaranteed by General Electric Company                          05/17/02       3.64            20,000,000
-------------                                                                                               -------------
   45,000,000   Total Loan Participations                                                                      45,000,000
-------------                                                                                               -------------
Repurchase Agreement (2.56%)
------------------------------------------------------------------------------------------------------------------------------------
$  38,000,000   Salomon Smith Barney (Collateralized by $325,753,453, GNMA's,
                3.849% to 9.500%, due 04/16/23 to 08/20/31, value $38,760,001)  09/04/01       3.65%        $  38,000,000
-------------                                                                                               -------------
   38,000,000   Total Repurchase Agreement                                                                     38,000,000
-------------                                                                                               -------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2001
================================================================================


    Face                                                                        Maturity                        Value
   Amount                                                                         Date         Yield          (Note 1)
   ------                                                                         ----         -----           ------
Short Term Bank Note (2.02%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  Bank of America                                                 04/19/02       4.23%        $  30,000,000
--------------                                                                                              -------------
    30,000,000  Total Short Term Bank Note                                                                     30,000,000
--------------                                                                                              -------------
Time Deposits (6.05%)
------------------------------------------------------------------------------------------------------------------------------------
$   45,000,000  National Bank of Canada                                         09/04/01       3.69%        $  45,000,000
    45,000,000  Banque Nationale de Paris                                       09/04/01       3.69            45,000,000
--------------                                                                                              -------------
    90,000,000  Total Time Deposits                                                                            90,000,000
--------------                                                                                              -------------
Variable Rate Demand Instruments (21.37%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,160,000  Ali Industries Inc. Project (c)
                LOC National City Bank, Northwest                               07/01/10       3.66%        $   5,160,000
     5,500,000  Allegheny County, PA (Union Electric Steel Corporation) (c)
                LOC PNC Bank, N.A.                                              11/01/27       3.75             5,500,000
     1,525,000  B & V Land Company, L.L.C. (c)
                LOC First Michigan Bank                                         09/01/27       3.65             1,525,000
     1,840,000  Bank of Kentucky Building (c)
                LOC Firstar Bank                                                12/01/19       3.75             1,840,000
     3,640,000  Bollman Capital, L.L.C. - Series 1996A (c)
                LOC National City Bank/Michigan National Bank                   12/15/26       3.66             3,640,000
       960,000  Burgess & Niple Limited (c)
                LOC National City Bank, Northwest                               09/01/14       3.66               960,000
     3,000,000  California PCFA Environmental Improvement Bonds
                (Shell Oil Company Project) (c)                                 06/01/38       3.58             3,000,000
     3,597,000  Capital One Funding Corporation
                Floating Rate Option Notes - Series 1997d (c)
                LOC Bank One                                                    07/02/18       3.65             3,597,000
     3,750,000  Frank J. Catanzaro Sons and Daughters (c)
                LOC Firstar Bank                                                01/01/15       3.70             3,750,000
    15,000,000  Caterpillar Financial Services (d)                              07/08/02       3.92            15,000,000
    27,200,000  Catholic Health Initiatives - Series C (c)                      12/01/27       3.75            27,200,000
     1,255,000  Cedar Works Project (c)
                LOC Firstar Bank                                                05/01/09       3.70             1,255,000
    10,000,000  Columbus, GA Development Authority (Foundry Project) (c)
                LOC Bank of Nova Scotia                                         12/01/19       3.70            10,000,000



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                        Maturity                        Value
   Amount                                                                         Date         Yield          (Note 1)
   ------                                                                         ----         -----           ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,620,000   Community Limited Care (c)
                LOC Fifth Third Bank                                            12/01/12       3.75%        $   1,620,000
    1,385,000   Crownover Lumber Company (c)
                LOC Fifth Third Bank                                            09/01/08       3.75             1,385,000
      990,000   Crownover Lumber Company (c)
                LOC Fifth Third Bank                                            09/01/08       3.75               990,000
    8,700,000   DP Fox Capital, L.L.C. (c)
                LOC Michigan National Bank                                      09/01/29       3.60             8,700,000
    3,630,000   Defiance Metal Products Company (c)
                LOC National City Bank                                          09/01/09       3.66             3,630,000
    5,845,000   Dickenson Press, Inc. - Series 1997 (c)
                LOC First Michigan Bank                                         01/01/27       3.80             5,845,000
    1,400,000   Dormont Manufacturing Company, Inc. (c)
                LOC PNC Bank, N.A.                                              03/01/08       3.90             1,400,000
    6,740,000   Ferriot Inc. Project (c)
                LOC First Merit Bank                                            04/01/20       3.74             6,740,000
    2,650,000   Gesmundo & Associates, Inc. (c)
                LOC National City Bank, Northwest                               08/15/27       3.63             2,650,000
    1,710,000   Goson Project - Series 1997 (c)
                LOC First Merit Bank                                            11/01/17       3.74             1,710,000
   15,000,000   John Hancock Mutual Life Insurance Company (e)                  08/19/05       3.62            15,000,000
    1,530,000   KBL Capital Fund, Inc. (c)
                LOC Old Kent Bank & Trust Co.                                   07/01/15       3.62             1,530,000
    3,400,000   LKWP Investments, L.L.C. (c)
                LOC First Michigan Bank                                         03/01/27       3.70             3,400,000
    1,840,000   Labelle Capital Funding - Series A (c)
                LOC National City Bank, Northwest                               09/01/26       3.62             1,840,000
    1,450,000   Labelle Capital Funding - Series B (c)
                LOC National City Bank, Northwest                               09/01/26       3.62             1,450,000
    4,550,000   LAM Funding, L.L.C. (c)
                LOC National City Bank, Northwest                               12/15/27       3.63             4,550,000
   10,000,000   Lexington Financial Health Care RB - Series 2001 (c)
                LOC LaSalle National Bank                                       02/01/26       3.68            10,000,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2001
================================================================================


    Face                                                                          Maturity                      Value
   Amount                                                                           Date       Yield          (Note 1)
   ------                                                                           ----       -----           ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,235,000   Machining Center (c)
                LOC Comerica Bank                                                 10/01/27     3.65%        $   1,235,000
    3,705,000   Maryland HEFA (Glen Meadows Retirement Community) (c)
                LOC First Union National Bank                                     07/01/29     3.75             3,705,000
    1,610,000   Miami Valley Realty Associates (c)
                LOC Key Bank, N.A.                                                06/01/12     3.75             1,610,000
    3,175,000   Mobile Airport (c)
                LOC Regions Bank                                                  10/01/24     3.60             3,175,000
   15,385,000   Mobile, AL Springhill Medical Clinic Board RB
                (Springhill Medical Complex) (c)
                LOC Amsouth Bank, N.A.                                            06/01/20     3.70            15,385,000
      965,000   Mount Carmel East Professional Office Building - Series 1994 (c)
                LOC National City Bank, Northwest                                 01/01/14     3.66               965,000
    1,405,000   Mount Carmel Partnership Project (c)
                LOC National City Bank, Northwest                                 08/01/14     3.66             1,405,000
    3,500,000   Mt. Ontario Holdings L.L.C.
                LOC Firstar Bank                                                  04/01/21     3.60             3,500,000
    1,720,000   Mubea, Inc. Project (c)
                LOC Fifth Third Bank                                              12/01/04     3.66             1,720,000
    4,175,000   New Federal Cold Storage (c)
                LOC National City Bank, Pennsylvania                              11/01/12     3.66             4,175,000
   11,400,000   Newport, KY Industrial Building RB (Aquarium Holdings Project) (c)
                LOC Fifth Third Bank                                              12/01/08     3.60            11,400,000
      670,000   Ohio Metallurgical Services Inc. (c)
                LOC First Merit Bank                                              10/01/04     3.74               670,000
    4,710,000   Ohio State Water Development Authority RB
                (Independence Excavating, Inc.) (c)
                LOC National City Bank, Northwest                                 12/01/09     3.66             4,710,000
    3,200,000   Opportunity Aviation, Ltd. Project (c)
                LOC National City Bank, Northwest                                 12/02/02     3.66             3,200,000
    4,415,000   Ordeal Properties L.L.C. (c)
                LOC Key Bank, N.A.                                                10/01/12     3.65             4,415,000
   12,050,000   PRD Financial L.L.C. (c)
                LOC National City Bank, Northwest                                 04/01/27     3.63            12,050,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


    Face                                                                        Maturity                        Value
   Amount                                                                         Date         Yield          (Note 1)
   ------                                                                         ----         -----           ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
  $ 7,200,000   Polar Plastics, Inc. (c)
                LOC PNC Bank, N.A.                                              08/01/17       3.70%        $   7,200,000
    2,650,000   Sacramento County Housing Authority
                (Hidden Oaks Apartments) - Series 1999 (c)
                Guaranteed by Federal National Mortgage Association             05/15/29       3.65             2,650,000
    1,915,000   Burton I. Saltzman (Dave's Supermarket, Inc. Project) (c)
                LOC National City Bank, Northwest                               09/01/08       3.66             1,915,000
   13,000,000   City and County of San Francisco (c)
                LOC Bayerische Hypovereinsbank, A.G.                            07/01/34       3.60            13,000,000
    3,290,000   Seven Z Enterprises (f)
                LOC PNC Bank, N.A.                                              06/03/13       3.90             3,290,000
    3,475,000   Shelburne Realty & Troy Realty (c)
                LOC National City Bank, Northwest                               04/01/17       3.66             3,475,000
    2,400,000   Soaring Eagle Partners L.P. (c)
                LOC PNC Bank, N.A.                                              10/01/12       3.70             2,400,000
    2,345,000   Sojourn Project- Series 1997 (c)
                LOC First Merit Bank                                            07/01/12       3.74             2,345,000
   15,000,000   Southwestern Group, Limited Project (c)
                LOC Firstar Bank                                                07/01/21       3.80            15,000,000
    2,200,000   SSM Health Care Systems - Series 1995D (c)
                Insured by MBIA Insurance Corp.                                 06/01/24       3.60             2,200,000
      660,000   Jake Sweeney Automotive, Inc. (c)
                LOC Firstar Bank                                                04/01/10       3.70               660,000
    1,300,000   TBP Avon Lake L.L.C. Project (c)
                LOC First Merit Bank                                            11/02/20       3.74             1,300,000
    1,760,000   UAI Technologies, Inc. - Series 1998 (c)
                LOC First Union National Bank                                   05/01/18       3.68             1,760,000
    1,505,000   Valley City Linen Co. (c)
                LOC First Michigan Bank                                         02/01/27       3.65             1,505,000
   15,000,000   Verizon Global Funding (g)                                      07/15/02       3.92            15,000,000
    4,190,000   Windsor Medical Center, Inc. (c)
                LOC First Merit Bank                                            12/03/18       3.74             4,190,000
    5,750,000   Wise Investments L.L.C. (c)
                LOC National City Bank, Northwest                               11/01/27       3.63             5,750,000


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 2001
================================================================================


    Face                                                                        Maturity                        Value
   Amount                                                                         Date         Yield          (Note 1)
   ------                                                                         ----         -----           ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    1,400,000  Wulfeck Family Partnership Project (c)
                LOC Fifth Third Bank                                            09/01/17       3.80%      $     1,400,000
     4,475,000  Zylstra Funding, Inc. (c)
                LOC First Michigan Bank                                         06/01/27       3.65             4,475,000
--------------                                                                                            ---------------
   317,702,000  Total Variable Rate Demand Instruments                                                        317,702,000
--------------                                                                                            ---------------

Yankee Certificates of Deposit (2.96%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000  Commerzbank A.G.                                                05/09/02       4.13%      $    19,998,667
    15,000,000  Commerzbank A.G.                                                06/11/02       4.06            14,999,425
     9,000,000  Union Bank of Switzerland                                       07/02/02       4.03             8,998,540
--------------                                                                                            ---------------
    44,000,000  Total Yankee Certificates of Deposit                                                           43,996,632
--------------                                                                                            ---------------
                Total Investments (99.85%) (Cost $ 1,484,256,260+)                                          1,484,256,260
                Cash And Other Assets, Net Of Liabilities (0.15%)                                               2,205,432
                                                                                                          ---------------
                Net Assets (100.00%)                                                                      $ 1,486,461,692
                                                                                                          ===============
                Net Asset Value, Offering and Redemption Price Per Share:
                Class A Shares, 675,421,035 Shares Outstanding (Note 3)                                   $          1.00
                                                                                                          ===============
                Class B Shares, 811,040,657 Shares Outstanding (Note 3)                                   $          1.00
                                                                                                          ===============

                +  Aggregate cost for federal income tax purposes is identical.
FOOTNOTES:
(a)  Guaranteed by Fleet Bank through Swap agreement.

(b)  The interest rate is adjusted quarterly based on 3 month LIBOR + 0.05%.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable. The rate shown is the rate in effect at the date of this statement.

(d)  The interest rate is adjusted quarterly based on 3 month LIBOR + 0.10%.

(e) The interest rate is adjusted quarterly based on 3 month LIBOR + 0.06% (one year put)/Evergreen maturity.

(f) This security can be put on the first business day of the month at par. Interest is adjusted weekly.

(g)  The interest rate is adjusted quarterly based on 3 month LIBOR +0.03%.


KEY:
COPS    =    Certificate of Participations                        PCFA     =    Pollution Control Finance Authority
GNMA    =    Government National Mortgage Association             PCR      =    Pollution Control Revenue
HEFA    =    Health and Education Finance Authority               RB       =    Revenue Bond
LOC     =    Letter of Credit


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
AUGUST 31, 2001
================================================================================


    Face                                                                                Maturity                   Value
   Amount                                                                                 Date      Yield        (Note 1)
   ------                                                                                 ----      -----         ------
Repurchase Agreements, Overnight (69.63%)
------------------------------------------------------------------------------------------------------------------------------------
$   30,000,000  CIBC World Markets (Collateralized by $27,483,000, U.S. Treasury Bonds,
                5.250% to 7.500%, due 05/15/16 to 08/15/29, and U.S. Treasury Notes,
                4.750% to 7.250%, due 12/31/01 to 08/15/09, value $30,604,106)          09/04/01    3.55%      $   30,000,000
    30,000,000  Fuji Bank, Ltd. (Collateralized by $29,099,000, U.S. Treasury Bills,
                0.000%, due 02/21/02, and U.S. Treasury Bonds, 7.875%,
                due 11/15/07, value $30,313,000)                                        09/04/01    3.60           30,000,000
    30,000,000  Goldman Sachs Group, L.P. (Collateralized by $41,290,454, GNMA's,
                7.000% to 7.500%, due 06/15/24 to 07/20/30, value $30,600,000)          09/04/01    3.66           30,000,000
   165,000,000  J.P. Morgan Securities, Inc. (Collateralized by $213,857,717, GNMA's,
                5.500% to 8.000%, due 06/15/14 to 08/15/31, value $168,302,739)         09/04/01    3.66          165,000,000
    29,000,000  Morgan Stanley (Collateralized by $36,300,000, GNMA's, 6.500% to 7.750%,
                due 11/15/22 to 06/15/35, value $30,446,197)                            09/04/01    3.64           29,000,000
   175,000,000  Salomon Smith Barney, Inc. (Collateralized by $230,222,784, GNMA's,
                4.651% To 6.630%, due 06/20/07 to 03/20/31, value $178,500,001)         09/04/01    3.65          175,000,000
    30,000,000  Union Bank of Switzerland (Collateralized by $35,742,733, GNMA's,
                6.000% to 8.500%, due 01/15/13 To 08/15/31, value $30,604,330)          09/04/01    3.68           30,000,000
--------------                                                                                                 --------------
   489,000,000  Total Repurchase Agreements, Overnight                                                            489,000,000
--------------                                                                                                 --------------
U.S. Government Obligations (30.10%)
------------------------------------------------------------------------------------------------------------------------------------
$   75,000,000  U.S. Treasury Bills                                                     09/06/01    3.45%     $    74,964,410
    25,000,000  U.S. Treasury Bills                                                     09/06/01    3.46           24,987,986
    35,000,000  U.S. Treasury Notes, 5.88%                                              10/31/01    6.03           34,987,965
    20,000,000  U.S. Treasury Notes, 6.50%                                              02/28/02    4.48           20,166,720
    10,000,000  U.S. Treasury Notes, 7.50%                                              05/15/02    3.77           10,243,896
    15,000,000  U.S. Treasury Notes, 6.63%                                              05/31/02    4.03           15,280,367
    30,000,000  U.S. Treasury Notes, 6.38%                                              08/15/02    3.52           30,777,599
--------------                                                                                                 --------------
   210,000,000  Total U.S. Government Obligations                                                                 211,408,943
--------------                                                                                                 --------------
                Total Investments (99.73%) (Cost $700,408,943+)                                                   700,408,943
                Cash And Other Assets, Net of Liabilities (0.27%)                                                   1,902,116
                                                                                                               --------------
                Net Assets (100.00%)                                                                           $  702,311,059
                                                                                                               ==============
                Net Asset Value, Offering and Redemption Price Per Share:
                Class A Shares, 484,680,997 Shares Outstanding (Note 3)                                        $         1.00
                                                                                                               ==============
                Class B Shares, 216,573,063 Shares Outstanding (Note 3)                                        $         1.00
                                                                                                               ==============
                TRA Shares,       1,056,999 Shares Outstanding (Note 3)                                        $         1.00
                                                                                                               ==============

                +  Aggregate cost for federal income tax purposes is identical.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED AUGUST 31, 2001

================================================================================


                                                                               Money Market          U.S. Government
                                                                                 Portfolio              Portfolio
                                                                            ------------------      -----------------
INVESTMENT INCOME
Income:
   Interest..............................................................   $       76,398,180      $      36,294,632
                                                                            ------------------      -----------------
Expenses: (Note 2)
   Investment management fee.............................................            4,102,688              1,758,414
   Administration fee....................................................            2,930,491              1,424,568
   Shareholder servicing fee (Class A)...................................            1,844,242              1,144,371
   Shareholder servicing fee (TRA Class).................................              -0-                      1,647
   Custodian expenses....................................................              118,014                 63,496
   Shareholder servicing and related shareholder expenses+...............            2,150,707                873,893
   Legal, compliance and filing fees.....................................              150,976                139,433
   Audit and accounting..................................................              111,299                 97,778
   Directors' fees ......................................................               27,127                 15,127
   Miscellaneous.........................................................               52,855                 26,407
                                                                            ------------------      -----------------
      Total expenses.....................................................           11,488,399              5,545,134
      Less:
         Expenses paid indirectly........................................   (           14,471)     (           1,339)
                                                                             -----------------       ----------------
             Net expenses................................................           11,473,928              5,543,795
                                                                            ------------------      -----------------
Net investment income....................................................           64,924,252             30,750,837

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments..................................            1,613,024                  1,092
                                                                            ------------------      -----------------
Increase in net assets from operations...................................   $       66,537,276      $      30,751,929
                                                                            ==================      =================


+ Includes class specific transfer agency expenses of $1,564,160 and $365,770 for the Money Market Portfolio for Class A and Class B, respectively and $729,080 and $120,977 for the U.S. Government Portfolio for Class A and Class B, respectively.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 2001 AND 2000

================================================================================

                                                  Money Market Portfolio             U.S. Government Portfolio
                                          -----------------------------------    ---------------------------------
                                                2001                2000               2001               2000
                                          ----------------    ---------------    --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income..................  $     64,924,252    $    76,162,842    $   30,750,837    $    38,475,392
 Net realized gain (loss) on investments         1,613,024            166,161             1,092            -0-
                                          ----------------    ---------------    --------------    ---------------
 Increase in net assets from operations.        66,537,276         76,329,003        30,751,929         38,475,392
Dividends to shareholders:
 Net investment income
  Class A...............................  (     33,650,699)   (    58,471,708)   (   20,220,882)   (    31,248,791)
  Class B...............................  (     31,374,091)   (    17,590,597)   (   10,500,770)   (     7,224,150)
  TRA Class.............................           -0-                -0-        (       29,185)   (         2,451)
 Net realized gain on investments:
  Class A...............................  (         26,511)           -0-        (          772)           -0-
  Class B...............................  (         32,393)           -0-        (          319)           -0-
  TRA Class.............................           -0-                -0-        (            1)           -0-
Capital share transactions (Note 3):
  Class A...............................  (    265,836,334)   (   253,540,157)   (    6,340,740)   (   232,929,964)
  Class B...............................       459,310,430         54,139,300        80,711,382         17,865,981
  TRA Class.............................           -0-                -0-               634,601            421,035
                                          ----------------    ---------------    --------------    ---------------
  Total increase (decrease).............       194,927,678    (   199,134,159)       75,005,243    (   214,642,948)
Net assets:
  Beginning of year.....................     1,291,534,014      1,490,668,173       627,305,816        841,948,764
                                          ----------------    ---------------    --------------    ---------------
    End of year (including undistributed
     net investment income of $0 and
     $100,537, at August 31, 2001 and 2000,
     respectively for the Money
      Market Portfolio).................  $  1,486,461,692    $ 1,291,534,014    $  702,311,059    $   627,305,816
                                          ================    ===============    ==============    ===============




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two Portfolios, Money Market Portfolio and U.S. Government Portfolio. The Money Market Portfolio has two classes of stock authorized, Class A and Class B. The U.S. Government Portfolio has three classes of stock authorized, Class A, Class B and TRA Class. The Class A shares of each Portfolio and the TRA Class of the U.S. Government Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, the Class A and Class B shares and TRA Class represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, LLC (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus
 .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager has agreed to reimburse the Fund for its
net   operating   expenses   (exclusive  of  taxes,   brokerage,   interest  and
extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the year ended August 31, 2001.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio and the TRA Class of the U.S. Government Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares and the TRA Class of the U.S. Government Portfolio.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $9,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $1,013,177 and $338,975 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich & Tang Services Inc., an affiliate of the Manager as shareholder servicing agent for the Fund. Also, included under this caption are expense offsets of $14,471 and $1,339 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.



























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
3. Capital Stock.

At August 31, 2001, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,486,461,692 and $702,311,059, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                             Money Market Portfolio                      U.S. Government Portfolio
                                      ------------------------------------        ------------------------------------
                                        Year Ended             Year Ended           Year Ended            Year Ended
                                          8/31/01               8/31/00               8/31/01               8/31/00
                                      --------------        --------------        --------------        --------------
Class A
Sold................................   3,270,507,581         3,947,898,411         1,586,041,432         1,862,104,530
Issued on reinvestment of dividends.      31,181,540            49,944,843            20,178,468            29,767,439
Redeemed............................  (3,567,525,455)       (4,251,383,411)       (1,612,560,640)       (2,124,801,933)
                                       -------------         -------------         -------------         -------------
Net increase (decrease).............  (  265,836,334)       (  253,540,157)       (    6,340,740)       (  232,929,964)
                                       =============         =============         =============         =============

Class B
Sold................................   2,059,880,227         1,297,389,381           948,950,977           778,973,763
Issued on reinvestment of dividends.      30,980,819            17,033,784            10,470,342             6,643,082
Redeemed............................  (1,631,550,616)       (1,260,283,865)       (  878,709,937)       (  767,750,864)
                                       -------------         -------------         -------------         -------------
Net increase (decrease).............     459,310,430            54,139,300            80,711,382            17,865,981
                                      ==============         =============        ==============        ==============


                                                                                    Year Ended            Year Ended
                                                                                      8/31/01               8/31/00
                                                                                   -------------         -------------
TRA Class
Sold...............................................................                    1,594,857               467,048
Issued on reinvestment of dividends................................                       29,686                 2,458
Redeemed...........................................................               (      989,942)       (       48,471)
                                                                                   -------------         -------------
Net increase (decrease)............................................                      634,601               421,035
                                                                                  ==============        ==============


4. Tax Information.

As of August 31, 2001, the Money Market Portfolio utilized $1,554,119 of capital loss carryforwards to offset current year gains.










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights.


                                                                         Money Market Portfolio
CLASS A                                                                   Year Ended August 31,
-------                                          -------------------------------------------------------------------
                                                   2001          2000            1999           1998          1997
                                                 --------      --------       ---------       --------      --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............  $  1.00       $  1.00        $   1.00        $  1.00       $  1.00
                                                 --------      --------       ---------       --------      --------
Income from investment operations:
   Net investment income.......................     0.045         0.050           0.042          0.047         0.046
Less distributions:
   Dividends from net investment income........  (  0.045)     (  0.050)      (   0.042)      (  0.047)     (  0.046)
                                                  -------       -------        --------        -------      --------
Net asset value, end of year...................  $  1.00       $  1.00        $   1.00        $  1.00       $  1.00
                                                 ========      ========       =========       ========      ========
Total Return...................................     4.59%         5.16%           4.30%          4.80%         4.66%
Ratios/Supplemental Data
Net assets, end of year (000)..................  $ 675,289     $ 940,199      $1,193,420      $ 985,377     $ 801,001
Ratios to average net assets:
   Expenses (a)................................     1.01%         0.99%           0.99%          0.97%         0.99%
   Net investment income.......................     4.55%         5.02%           4.19%          4.57%         4.57%
   Management and administration
     fees waived...............................     0.00%         0.01%           0.00%          0.02%         0.00%
   Expenses paid indirectly....................     0.00%         0.00%           0.00%          0.00%         0.01%

                                                                         Money Market Portfolio
CLASS B                                                                   Year Ended August 31,
-------                                          -------------------------------------------------------------------
                                                   2001          2000            1999           1998          1997
                                                 --------      --------       ---------       --------      --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............  $  1.00       $  1.00        $   1.00        $  1.00       $  1.00
                                                 --------      --------       ---------       --------      --------
Income from investment operations:
   Net investment income.......................     0.049         0.054           0.046          0.050         0.049
Less distributions:
   Dividends from net investment income........  (  0.049)     (  0.054)      (   0.046)      (  0.050)     (  0.049)
                                                  -------       -------        --------        -------      --------
Net asset value, end of year...................  $  1.00       $  1.00        $   1.00        $  1.00       $  1.00
                                                 ========      ========       =========       ========      ========
Total Return...................................     5.01%         5.58%           4.67%          5.16%         5.01%
Ratios/Supplemental Data
Net assets, end of year (000)..................  $ 811,173     $ 351,335      $  297,248      $ 296,177     $ 267,439
Ratios to average net assets:
   Expenses (a)................................     0.61%         0.60%           0.64%          0.62%         0.66%
   Net investment income.......................     4.71%         5.48%           4.55%          5.07%         4.90%
   Management and administration
     fees waived...............................     0.00%         0.01%           0.00%          0.02%         0.00%
   Expenses paid indirectly....................     0.00%         0.00%           0.00%          0.00%         0.01%


(a) Includes expenses paid indirectly.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights. (Continued)

                                                                        U.S. Government Portfolio
CLASS A                                                                   Year Ended August 31,
-------                                          -------------------------------------------------------------------
                                                   2001          2000            1999           1998          1997
                                                 --------      --------       ---------       --------      --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............  $  1.00       $  1.00        $   1.00        $  1.00       $  1.00
                                                 --------      --------       ---------       --------      --------
Income from investment operations:
   Net investment income.......................     0.044         0.048           0.040          0.047         0.046
Less distributions:
   Dividends from net investment income........  (  0.044)     (  0.048)      (   0.040)      (  0.047)     (  0.046)
                                                  -------       -------        --------        -------      --------
Net asset value, end of year...................  $  1.00       $  1.00        $   1.00        $  1.00       $  1.00
                                                 ========      ========       =========       ========      ========
Total Return...................................     4.54%         4.95%           4.10%          4.82%         4.73%
Ratios/Supplemental Data
Net assets, end of year (000)..................  $ 484,681     $ 491,022      $  723,952      $ 752,497     $ 735,581
Ratios to average net assets:
   Expenses....................................     0.93%         0.94%           0.89%          0.87%         0.81%
   Net investment income.......................     4.42%         4.77%           4.03%          4.71%         4.61%


                                                                       U.S. Government Portfolio
CLASS B                                                                  Year Ended August 31,
-------                                          -------------------------------------------------------------------
                                                   2001          2000            1999           1998          1997
                                                 --------      --------       ---------       --------      --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.............  $  1.00       $  1.00        $   1.00        $  1.00       $  1.00
                                                 --------      --------       ---------       --------      --------
Income from investment operations:
   Net investment income.......................     0.048         0.052           0.043          0.050         0.049
Less distributions:
   Dividends from net investment income........  (  0.048)     (  0.052)      (   0.043)      (  0.050)     (  0.049)
                                                  -------       -------        --------        -------      --------
Net asset value, end of year...................  $  1.00       $  1.00        $   1.00        $  1.00       $  1.00
                                                 ========      ========       =========       ========      ========
Total Return...................................     4.91%         5.32%           4.44%          5.15%         5.00
Ratios/Supplemental Data
Net assets, end of year (000)..................  $ 216,573     $ 135,862      $  117,996      $  70,168     $  68,967
Ratios to average net assets:
   Expenses....................................     0.58%         0.58%           0.56%          0.55%         0.55%
   Net investment income.......................     4.77%         5.23%           4.32%          5.03%         4.86%





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Financial Highlights. (Continued)

                                                           U.S. Government Portfolio
                                                 ---------------------------------------------------------------
                                                             Year Ended
                                                             August 31,                        July 12, 1999
                                                 ----------------------------------     (Commencement of Sales) to
TRA CLASS                                             2001                 2000                August 31, 1999
----------                                       -------------        -------------            ---------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $     1.00           $     1.00               $     1.00
                                                 -------------        -------------            -------------
Income from investment operations:
   Net investment income.......................        0.046                0.049                    0.006
Less distributions:
   Dividends from net investment income........  (     0.046  )       (     0.049  )           (     0.006  )
                                                 -------------        -------------            -------------
Net asset value, end of period.................  $     1.00           $     1.00               $     1.00
                                                 =============        =============            =============
Total Return...................................        4.69%                5.06%                    0.59%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................  $     1,057          $       422              $         1
Ratios to average net assets:
   Expenses....................................        0.79%                0.93%                    0.73%(b)
   Net investment income.......................        4.43%                5.43%                    4.25%(b)


(a) Not Annualized
(b) Annualized




















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================



To the Board of Directors and Shareholders of Short Term Income Fund, Inc.


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Government Portfolio (constituting Short Term Income Fund, Inc., hereafter referred to as the "Fund") at August 31, 2001, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended August 31, 1998, were audited by other independent accountants whose report dated September 25, 1998 expressed an unqualified opinion on those financial statements.








PricewaterhouseCoopers LLP
New York, New York
October 18, 2001










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------









SHORT TERM
INCOME
FUND, INC.























                                  Annual Report
                                 August 31, 2001






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




STIF8/01A


--------------------------------------------------------------------------------